Interests in unconsolidated structured entities - Summary of size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 1,208,748,985	₩ 1,006,295,120
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	193,570,970	214,750,119
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	506,473,200	427,272,034
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 508,704,815	₩ 364,272,967